Cover Page	Jul. 07, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 07, 2022
Entity Registrant Name	Kalera Public Limited Company
Entity Incorporation, State or Country Code	L2
Entity File Number	001-41439
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 T380
Entity Address, Country	IE
City Area Code	353
Local Phone Number	01 920 1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001909152
Amendment Flag	false
Ordinary Shares, $0.0001 par value
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	KAL
Warrants, each whole warrant exercisable for one Ordinary Share for $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share for $11.50 per share
Trading Symbol	KALWW